Related party transactions (Details Narrative)												1 Months Ended										3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 30, 2025 shares	Oct. 14, 2025 shares	Oct. 06, 2025 shares	Sep. 29, 2025 USD ($) $ / shares shares	Jun. 06, 2025 USD ($)	Jun. 05, 2025 USD ($) $ / shares shares	Apr. 07, 2025 USD ($)	Mar. 25, 2025 USD ($)	Mar. 21, 2025 USD ($)	Oct. 01, 2024 shares	Apr. 01, 2024 shares	Oct. 31, 2025 USD ($) shares	Jul. 31, 2025 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares	Oct. 31, 2024 USD ($) shares	Aug. 31, 2024 shares	Jul. 31, 2024 shares	Apr. 30, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Oct. 31, 2025 $ / shares shares	Sep. 29, 2025 $ / shares	Jun. 25, 2025 USD ($)	Jun. 05, 2025 $ / shares	May 21, 2025 USD ($)	Jan. 01, 2025 USD ($)	Oct. 31, 2024 $ / shares shares
Related Party Transaction [Line Items]
Number of shares, vested | shares																								159,169		76,213
Shares issued																								$ 19,500,271
Debt description															As a greater than 10% holder in the Company’s equity, Sprott is a related party. As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.	As consideration for Sprott advancing the debt facility the Company granted a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.								the key assumptions: The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and long-term commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, 27.76 $/oz to $31.96 $/oz for silver, and timing of production.
Number of offering units | shares																		36,589
Deposits																														$ 1,000,000
Principal amount						$ 6,200,000
Interest paid
Gross proceeds				$ 37,378,645
Teck Resources Limited [Member]
Related Party Transaction [Line Items]
Number of offering units | shares						5,579,848
Number of offering per unit | $ / shares						$ 3.68
Gross proceeds				$ 19,494,060		$ 20,505,938.77
Teck [Member]
Related Party Transaction [Line Items]
Number of offering units | shares				6,393,906
Gross proceeds				$ 19,494,060
Metals Purchase Agreement [Member]
Related Party Transaction [Line Items]
Shares issued June private placement, shares | shares						200,000,000
Deposits						$ 46,000,000
Principal amount						$ 4,000,000
Maturity date						Jun. 05, 2030
Interest rate						1.65%
Sprott Debt Settlement Agreement [Member]
Related Party Transaction [Line Items]
Principal amount						$ 6,000,000
Shares issued | shares						1,819,728
Interest paid						$ 487,500
Accrued interest paid						$ 200,000
Sprott [Member]
Related Party Transaction [Line Items]
Shares issued | shares													433,235						128,031	176,042	203,402							60,847						142,381
Convertible Debt [Member] | Sprott [Member]
Related Party Transaction [Line Items]
Amount drew																$ 10,000,000						$ 10,000,000				$ 10,000,000							$ 11,000,000
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Interest rate									12.00%
Advance received							$ 312,000	$ 2,325,000	$ 763,000
Unsecured Promissory Note [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Principal amount									$ 3,400,000
Teck Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount																																$ 4,400,000
Interest rate									12.00%
Advance received								$ 2,325,000	$ 763,000
Principal amount advanced																																$ 1,000,000
Repaid principal and accrued interest					$ 4,487,160
Teck Promissory Note [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Principal amount									$ 3,400,000
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued June private placement, shares | shares		140,762		12,321,429		7,206,165																		7,206,165
Shares issued | shares	9,396		63,889										439,385	5,358					132,955	182,813	211,225	17,758	30,096	1,088,201
Shares issued price per share | $ / shares																													$ 3.05		$ 5.25
Shares issued																								$ 252
Shares issued | shares																								852,509		674,849
Number of offering units | shares						285,715
Number of offering per unit | $ / shares						$ 5.25
Common Stock [Member] | Metals Purchase Agreement [Member]
Related Party Transaction [Line Items]
Shares issued June private placement, shares | shares						5,714,286
Common Stock [Member] | Sprott Debt Settlement Agreement [Member]
Related Party Transaction [Line Items]
Shares issued | shares						1,819,728
Common Stock [Member] | Sprott [Member]
Related Party Transaction [Line Items]
Shares issued | shares															203,402
Warrant [Member]
Related Party Transaction [Line Items]
Shares issued price per share | $ / shares																													$ 5.95		8.75
Number of offering per unit | (per share)				$ 4.20																											$ 8.75
Warrant [Member] | Teck Resources Limited [Member]
Related Party Transaction [Line Items]
Number of offering per unit | $ / shares						$ 8.75
Warrant [Member] | Teck [Member]
Related Party Transaction [Line Items]
Number of offering per unit | $ / shares				$ 5.95
Sam Ash [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																								$ 412,507		$ 454,296
Director [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued June private placement, shares | shares																	21,429
Director [Member] | Deferred Share Unit [Member]
Related Party Transaction [Line Items]
Shares issued June private placement, shares | shares												17,583
Deferred Share Unit [Member]
Related Party Transaction [Line Items]
Stock based compensation																								$ 750,815		$ 482,994
Number of shares, vested | shares																								46,178	[1]	114,953	[2]
Shares issued price per share | $ / shares																$ 3.85						$ 3.85		$ 5.95		$ 3.85
Deferred Share Unit [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of shares, vested | shares		36,535								9,643	54,510	24,319					30,052
Shares issued price per share | $ / shares																												$ 6.83						$ 5.60
Shares issued												$ 32,627					$ 46,304
Deferred Share Unit [Member] | Director [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares, vested | shares																	30,052
Shares issued price per share | $ / shares																																		5.60
Key Management Personnel [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities																$ 24,658						$ 24,658		$ 83,058		$ 24,658
Richard Williams [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																								328,530		412,152
Due to related parties																								$ 75,000
Richard Williams [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																								33,214		73,045
Stock based compensation																								$ 24,843		$ 102,198
Sam Ash [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																								35,981		82,176
Sam Ash [Member] | One Third Increments One [Member]
Related Party Transaction [Line Items]
Stock based compensation																								$ 26,914		$ 114,973
Gerbrand Van Heerden [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																								$ 396,739		$ 362,000
Gerbrand Van Heerden [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares																								34,542		14,401
Stock based compensation																								$ 25,837		$ 20,149
Pam Saxton [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																								36,208		41,299
Shares issued June private placement, shares | shares		14,328									13,628
Cassandra Joseph [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																										21,178
Shares issued | shares											17,716
Mark Cruise [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																								52,433		34,185
Due to related parties																2,933						2,933		4,767		2,933
Shares issued June private placement, shares | shares		18,626
Shares issued | shares											13,628
Paul Smith [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																								18,333		43,009
Shares issued June private placement, shares | shares											13,628
Dickson Hal [Member]
Related Party Transaction [Line Items]
Related party amount of transaction																								98,530		43,448
Due to related parties																21,725						21,725				21,725
Shares issued | shares											13,628
Dickson Hal [Member] | Director [Member] | Deferred Share Unit [Member]
Related Party Transaction [Line Items]
Shares issued June private placement, shares | shares																	17,583
Dickson Hal [Member] | Deferred Share Unit [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of shares, vested | shares																	24,319
Shares issued price per share | $ / shares																																		$ 6.83
Shares issued																	$ 45,971
Kelli Kast [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities																								3,292
Related party amount of transaction																								$ 36,208		$ 9,875
Shares issued June private placement, shares | shares		3,582								9,643

[1]	On October 1, 2024, 9,643 DSUs were issued to one of the Company’s Directors which vests on October 1, 2025.
[2]	On April 1, 2024, 54,510 DSUs were issued to the Company’s Directors which vested immediately.